Stockholders' Equity, Warrants and Redeemable Preferred Stock (Q1) (Details) - $ / shares		3 Months Ended
	Jan. 12, 2021	Mar. 31, 2021	Dec. 31, 2020
Class of Warrant or Right [Line Items]
Warrants exercise price (in dollars per share)	$ 11.50		$ 1.91
Expiration period	5 years
Redeemable price per share (USD per share)		$ 0.01
Written notice period		30 days
Maximum share price Company will send notice of redemption		$ 18.00
Threshold trading days		20 days
Threshold trading days period		30 days